Quarterly Holdings Report

for

Fidelity® MSCI Financials Index ETF

April 30, 2019

T04-QTLY-0619

1.9584808.105

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
BANKS – 43.8%
Diversified Banks – 28.8%
Bank of America Corp.	2,782,219	$85,080,257
Citigroup, Inc.	728,758	51,523,191
JPMorgan Chase & Co.	992,336	115,160,593
US Bancorp	458,146	24,428,345
Wells Fargo & Co.	1,334,454	64,600,918

		340,793,304

Regional Banks – 15.0%
1st Source Corp.	5,323	249,276
Allegiance Bancshares, Inc. (a)	3,493	120,753
Amalgamated Bank Class A	2,823	47,850
Ameris Bancorp	11,909	434,202
Arrow Financial Corp.	3,775	127,029
Associated Banc-Corp	49,618	1,125,832
Atlantic Capital Bancshares, Inc. (a)	7,558	131,812
Banc of California, Inc.	12,153	176,340
Bancfirst Corp.	4,870	274,668
BancorpSouth Bank	28,331	863,529
Bank of Hawaii Corp.	12,490	1,028,926
Bank of Marin Bancorp	3,681	155,890
Bank OZK	37,681	1,230,285
BankUnited, Inc.	30,844	1,128,274
Banner Corp.	10,454	554,271
Bar Harbor Bankshares	4,493	118,076
BB&T Corp.	229,961	11,774,003
Berkshire Hills Bancorp, Inc.	11,461	343,715
BOK Financial Corp.	9,760	850,486
Boston Private Financial Holdings, Inc.	26,269	300,780
Bridge Bancorp, Inc.	5,190	160,838
Brookline Bancorp, Inc.	24,981	375,964
Bryn Mawr Bank Corp.	5,825	221,874
Byline Bancorp, Inc. (a)	5,058	101,261
Cadence BanCorp	39,450	897,488
Camden National Corp.	4,526	199,053
Carolina Financial Corp.	6,381	230,290
Cathay General Bancorp	22,891	842,160
CBTX, Inc.	5,782	183,289
CenterState Banks, Inc.	34,874	860,690
Central Pacific Financial Corp.	8,128	243,921
Chemical Financial Corp.	21,239	933,029
CIT Group, Inc.	31,376	1,671,400
Citizens Financial Group, Inc.	139,261	5,041,248
City Holding Co.	4,668	370,546
Columbia Banking System, Inc.	22,591	848,066
Comerica, Inc.	48,124	3,782,065
Commerce Bancshares, Inc.	29,887	1,806,071
Community Bank System, Inc.	15,786	1,049,138
Community Trust Bancorp, Inc.	4,893	206,729
ConnectOne Bancorp, Inc.	9,219	201,251
Cullen/Frost Bankers, Inc.	18,071	1,837,640
Customers Bancorp, Inc. (a)	9,167	207,633
CVB Financial Corp.	33,406	724,910
Eagle Bancorp, Inc. (a)	9,631	532,209

	Shares	Value
East West Bancorp, Inc.	43,150	$2,221,362
Enterprise Financial Services Corp.	7,612	323,814
Equity Bancshares, Inc. Class A (a)	4,240	111,342
FB Financial Corp.	4,937	181,385
Fidelity Southern Corp.	6,488	188,866
Fifth Third Bancorp	231,873	6,682,580
Financial Institutions, Inc.	4,671	128,453
First BanCorp	64,007	723,279
First BanCorp	8,983	340,546
First Busey Corp.	13,071	337,755
First Citizens BancShares, Inc. Class A	1,931	865,571
First Commonwealth Financial Corp.	30,311	412,533
First Community Bancshares, Inc.	4,438	154,265
First Financial Bancorp	30,412	763,341
First Financial Bankshares, Inc.	16,563	1,018,956
First Financial Corp.	2,864	117,911
First Foundation, Inc.	10,096	143,464
First Hawaiian, Inc.	40,371	1,116,258
First Horizon National Corp.	91,524	1,381,097
First Interstate Bancsystem, Inc. Class A	12,086	510,754
First Merchants Corp.	16,748	614,149
First Mid-Illinois Bancshares, Inc.	3,323	114,610
First Midwest Bancorp, Inc.	32,617	700,287
First Republic Bank	49,053	5,180,978
Flushing Financial Corp.	7,842	177,229
FNB Corp.	96,367	1,168,932
Franklin Financial Network, Inc.	4,289	118,591
Fulton Financial Corp.	52,581	907,022
German American Bancorp, Inc.	7,100	211,935
Glacier Bancorp, Inc.	25,972	1,106,147
Great Southern Bancorp, Inc.	3,462	200,623
Great Western Bancorp, Inc.	17,639	620,364
Hancock Whitney Corp.	25,274	1,105,485
Hanmi Financial Corp.	9,846	233,547
HarborOne Bancorp, Inc. (a)	4,205	78,718
Heartland Financial USA, Inc.	9,199	413,035
Heritage Commerce Corp.	11,995	150,177
Heritage Financial Corp.	10,943	331,245
Hilltop Holdings, Inc.	22,514	473,469
Home BancShares, Inc.	46,142	885,465
HomeTrust Bancshares, Inc.	5,318	134,864
Hope Bancorp, Inc.	38,328	538,892
Horizon Bancorp, Inc.	10,749	174,886
Huntington Bancshares, Inc.	315,944	4,397,940
Iberiabank Corp.	16,513	1,312,784
Independent Bank Corp.	10,024	804,226
Independent Bank Corp.	7,150	153,940
Independent Bank Group, Inc.	10,329	588,753
International Bancshares Corp.	16,662	690,973
Investors Bancorp, Inc.	73,873	868,008
KeyCorp	307,912	5,403,856
Lakeland Bancorp, Inc.	13,129	217,416
Lakeland Financial Corp.	7,089	338,500
LegacyTexas Financial Group, Inc.	13,652	547,172

2

Common Stocks – continued

	Shares	Value
BANKS – continued
Regional Banks – continued
Live Oak Bancshares, Inc.	7,540	$131,724
M&T Bank Corp.	39,693	6,750,589
Mercantile Bank Corp.	4,584	154,939
Midland States Bancorp, Inc.	6,236	167,250
National Bank Holdings Corp. Class A	7,842	299,878
NBT Bancorp, Inc.	13,561	515,589
Nicolet Bankshares, Inc. (a)	2,613	159,524
OFG Bancorp	15,359	309,945
Old Line Bancshares, Inc.	3,886	97,150
Old National Bancorp	47,168	805,629
Opus Bank	8,423	184,211
Origin Bancorp, Inc.	5,256	183,119
Pacific Premier Bancorp, Inc.	14,816	430,701
PacWest Bancorp	36,251	1,433,727
Park National Corp.	4,210	411,233
Peapack Gladstone Financial Corp.	4,769	137,967
Peoples Bancorp, Inc.	5,168	168,890
People’s United Financial, Inc.	118,489	2,048,675
People’s Utah Bancorp	4,593	130,671
Pinnacle Financial Partners, Inc.	22,021	1,278,759
Popular, Inc.	29,831	1,721,547
Preferred Bank	4,428	217,813
Prosperity Bancshares, Inc.	19,699	1,450,634
QCR Holdings, Inc.	4,394	150,319
Regions Financial Corp.	307,709	4,778,721
Renasant Corp.	14,927	541,253
Republic Bancorp, Inc. Class A	3,047	144,001
Republic First Bancorp, Inc. (a)	15,976	81,797
S&T Bancorp, Inc.	10,875	435,870
Sandy Spring Bancorp, Inc.	10,176	355,041
Seacoast Banking Corp. of Florida (a)	14,582	413,546
ServisFirst Bancshares, Inc.	13,477	457,409
Signature Bank	16,482	2,176,778
Simmons First National Corp. Class A	27,235	691,497
South State Corp.	10,858	821,516
Southside Bancshares, Inc.	8,463	297,305
Sterling Bancorp/DE	63,462	1,359,356
Stock Yards Bancorp, Inc.	6,568	225,611
SunTrust Banks, Inc.	133,920	8,769,082
SVB Financial Group (a)	15,855	3,991,021
Synovus Financial Corp.	49,325	1,818,120
TCF Financial Corp.	47,102	1,042,367
Texas Capital Bancshares, Inc. (a)	14,878	963,053
The Bancorp, Inc. (a)	15,395	157,183
The First Bancshares, Inc.	4,907	151,528
The First of Long Island Corp.	7,261	168,963
The PNC Financial Services Group, Inc.	137,692	18,854,166
Tompkins Financial Corp.	4,084	329,456
Towne Bank	19,422	506,526
Trico Bancshares	7,843	313,014
TriState Capital Holdings, Inc. (a)	6,195	144,096
Triumph Bancorp, Inc. (a)	7,040	218,310

	Shares	Value
Trustmark Corp.	18,963	$681,909
UMB Financial Corp.	13,360	933,330
Umpqua Holdings Corp.	65,432	1,135,900
Union Bankshares Corp.	21,752	793,948
United Bankshares, Inc.	30,658	1,203,020
United Community Banks, Inc.	23,355	655,808
Univest Financial Corp.	8,755	220,801
Valley National Bancorp	93,621	981,148
Veritex Holdings, Inc.	13,479	357,328
Washington Trust Bancorp, Inc.	4,732	245,165
Webster Financial Corp.	27,402	1,455,868
WesBanco, Inc.	16,215	653,789
Westamerica BanCorp.	8,202	526,732
Western Alliance Bancorp (a)	29,893	1,428,288
Wintrust Financial Corp.	16,737	1,275,359
Zions Bancorp NA	57,211	2,822,219

		178,170,191

TOTAL BANKS		518,963,495

CAPITAL MARKETS – 19.9%
Asset Management & Custody Banks – 6.8%
Affiliated Managers Group, Inc.	15,657	1,736,674
Ameriprise Financial, Inc.	41,486	6,088,900
Ares Management Corp. Class A	28,855	705,505
Artisan Partners Asset Management, Inc. Class A	15,122	428,558
Associated Capital Group, Inc. Class A	1,076	44,450
BlackRock, Inc.	35,296	17,127,031
Blucora, Inc. (a)	13,652	477,820
BrightSphere Investment Group PLC	23,568	345,507
Cohen & Steers, Inc.	6,383	320,107
Diamond Hill Investment Group, Inc.	987	142,602
Eaton Vance Corp.	34,676	1,441,481
Federated Investors, Inc. Class B	28,327	870,489
Franklin Resources, Inc.	91,623	3,169,240
GAMCO Investors, Inc. Class A	1,649	35,750
Invesco Ltd.	122,423	2,689,633
Janus Henderson Group PLC	56,066	1,405,575
KKR & Co., Inc. Class A	143,676	3,512,878
Legg Mason, Inc.	25,645	857,825
Northern Trust Corp.	62,595	6,168,737
Pzena Investment Management, Inc. Class A	4,872	48,476
SEI Investments Co.	39,344	2,142,281
State Street Corp.	113,129	7,654,308
T Rowe Price Group, Inc.	71,745	7,712,588
The Bank of New York Mellon Corp.	295,061	14,652,729
Virtus Investment Partners, Inc.	2,169	265,941
Waddell & Reed Financial, Inc. Class A	23,052	431,764
Westwood Holdings Group, Inc.	2,363	73,938
WisdomTree Investments, Inc.	38,385	276,372

		80,827,159

3

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
CAPITAL MARKETS – continued
Financial Exchanges and Data – 6.7%
CBOE Holdings, Inc.	33,405	$3,394,282
CME Group, Inc.	106,765	19,100,259
Donnelley Financial Solutions, Inc. (a)	9,887	151,370
FactSet Research Systems, Inc.	11,328	3,125,055
Intercontinental Exchange, Inc.	169,970	13,827,060
MarketAxess Holdings, Inc.	11,194	3,115,626
Moody’s Corp.	51,394	10,105,088
Morningstar, Inc.	5,707	818,669
MSCI, Inc.	26,204	5,905,858
Nasdaq, Inc.	34,155	3,149,091
S&P Global, Inc.	74,870	16,520,814

		79,213,172

Investment Banking & Brokerage – 6.4%
B. Riley Financial, Inc.	4,131	74,895
BGC Partners, Inc. Class A	73,735	398,169
Cowen, Inc. Class A (a)	6,938	116,212
E*TRADE Financial Corp.	75,676	3,833,746
Evercore Partners, Inc. Class A	12,040	1,173,057
Greenhill & Co., Inc.	5,518	114,278
Houlihan Lokey, Inc.	10,388	512,336
Interactive Brokers Group, Inc. Class A	21,208	1,150,322
INTL. FCStone, Inc. (a)	4,927	199,839
Ladenburg Thalmann Financial Services, Inc.	32,067	117,686
LPL Financial Holdings, Inc.	25,804	1,911,818
Moelis & Co. Class A	13,652	559,050
Morgan Stanley	384,982	18,575,382
Piper Jaffray Cos.	4,279	344,887
PJT Partners, Inc. Class A	6,323	272,648
Raymond James Financial, Inc.	38,383	3,514,731
Stifel Financial Corp.	21,554	1,286,127
TD Ameritrade Holding Corp.	83,691	4,400,473
The Charles Schwab Corp.	362,690	16,603,948
The Goldman Sachs Group, Inc.	99,900	20,571,408
Virtu Financial, Inc. Class A	14,280	351,002

		76,082,014

TOTAL CAPITAL MARKETS		236,122,345

CONSUMER FINANCE – 5.6%
Consumer Finance – 5.6%
Ally Financial, Inc.	122,940	3,652,547
American Express Co.	216,683	25,401,748
Capital One Financial Corp.	141,343	13,120,871
Credit Acceptance Corp. (a)	3,440	1,706,997
Curo Group Holdings Corp. (a)	4,081	54,359
Discover Financial Services	100,155	8,161,631
Encore Capital Group, Inc. (a)	7,842	221,615
Enova International, Inc. (a)	9,071	248,818
Ezcorp, Inc. Class A (a)	15,831	172,083
FirstCash, Inc.	13,034	1,273,161
Green Dot Corp. Class A (a)	14,046	895,713
LendingClub Corp. (a)	89,137	283,456
Navient Corp.	73,340	990,823

	Shares	Value
Nelnet, Inc. Class A	6,045	$350,912
OneMain Holdings, Inc.	24,111	819,051
PRA Group, Inc. (a)	13,517	380,098
SLM Corp.	129,309	1,313,779
Synchrony Financial	192,875	6,686,976
World Acceptance Corp. (a)	2,210	287,278

TOTAL CONSUMER FINANCE		66,021,916

DIVERSIFIED FINANCIAL SERVICES – 7.7%
Multi-Sector Holdings – 7.3%
Berkshire Hathaway, Inc. Class B (a)	386,337	83,723,092
Cannae Holdings, Inc. (a)	19,121	490,836
Jefferies Financial Group, Inc.	86,439	1,778,050

		85,991,978

Other Diversified Financial Services – 0.4%
AXA Equitable Holdings, Inc.	80,378	1,823,777
FGL Holdings	43,200	368,496
Voya Financial, Inc.	46,280	2,540,309

		4,732,582

Specialized Finance – 0.0%
NewStar Financial, Inc. (b)	6,699	1,739
On Deck Capital, Inc. (a)	11,909	65,023

		66,762

TOTAL DIVERSIFIED FINANCIAL SERVICES		90,791,322

INSURANCE – 19.8%
Insurance Brokers – 3.5%
Aon PLC	71,869	12,946,482
Arthur J Gallagher & Co.	54,663	4,570,920
Brown & Brown, Inc.	71,493	2,269,903
Crawford & Co. Class A	5,518	49,662
eHealth, Inc. (a)	5,821	353,568
Marsh & McLennan Cos., Inc.	150,312	14,172,918
Willis Towers Watson PLC	38,728	7,139,119

		41,502,572

Life & Health Insurance – 4.9%
Aflac, Inc.	227,174	11,445,026
American Equity Investment Life Holding Co.	26,438	777,542
Athene Holding Ltd. Class A (a)	46,601	2,104,501
Brighthouse Financial, Inc. (a)	32,423	1,354,957
Citizens, Inc. (a)	13,639	92,200
CNO Financial Group, Inc.	49,265	815,336
FBL Financial Group, Inc. Class A	3,398	212,273
Genworth Financial, Inc. Class A (a)	148,892	564,301
Independence Holding Co.	1,451	55,544
Lincoln National Corp.	63,585	4,242,391
MetLife, Inc.	249,917	11,528,671
National Western Life Group, Inc. Class A	703	187,504
Primerica, Inc.	12,773	1,664,194
Principal Financial Group, Inc.	84,245	4,815,444
Prudential Financial, Inc.	123,243	13,028,018
Torchmark Corp.	31,544	2,765,147

4

Common Stocks – continued

	Shares	Value
INSURANCE – continued
Life & Health Insurance – continued
Trupanion, Inc. (a)	7,820	$256,496
Unum Group	65,109	2,403,824

		58,313,369

Multi-line Insurance – 2.0%
American Financial Group, Inc.	23,396	2,422,188
American International Group, Inc.	263,987	12,557,862
American National Insurance Co.	2,383	269,970
Assurant, Inc.	18,459	1,753,605
Hartford Financial Services Group, Inc.	106,767	5,584,982
Horace Mann Educators Corp.	12,741	491,548
National General Holdings Corp.	20,125	496,081

		23,576,236

Property & Casualty Insurance – 8.4%
Ambac Financial Group, Inc. (a)	13,446	251,440
AMERISAFE, Inc.	5,986	354,491
Arch Capital Group Ltd. (a)	120,467	4,069,375
Argo Group International Holdings Ltd.	10,169	793,894
Assured Guaranty Ltd.	31,370	1,496,349
Axis Capital Holdings Ltd.	25,775	1,465,309
Chubb Ltd.	137,510	19,966,452
Cincinnati Financial Corp.	46,019	4,426,107
Donegal Group, Inc. Class A	3,523	47,560
EMC Insurance Group, Inc.	2,799	89,876
Employers Holdings, Inc.	10,176	436,754
Erie Indemnity Co. Class A	7,538	1,427,094
Fidelity National Financial, Inc.	81,916	3,272,544
First American Financial Corp.	34,455	1,966,002
Global Indemnity Ltd.	1,382	42,566
HCI Group, Inc.	2,099	89,459
Heritage Insurance Holdings, Inc.	6,584	89,806
James River Group Holdings Ltd.	9,217	389,142
Kemper Corp.	16,950	1,523,466
Kinsale Capital Group, Inc.	5,695	413,457
Loews Corp.	79,483	4,076,683
Markel Corp. (a)	4,135	4,430,694
MBIA, Inc. (a)	25,395	245,570
Mercury General Corp.	8,350	449,063
Old Republic International Corp.	85,502	1,911,825
ProAssurance Corp.	16,320	612,490
Protective Insurance Corp. Class B	2,659	43,209
RLI Corp.	11,216	912,197
Safety Insurance Group, Inc.	4,356	404,759
Selective Insurance Group, Inc.	18,093	1,290,212
State Auto Financial Corp.	5,322	178,979
Stewart Information Services Corp.	6,639	282,224
The Allstate Corp.	102,635	10,167,023
The Hanover Insurance Group, Inc.	12,593	1,518,842
The Navigators Group, Inc.	7,035	492,028
The Progressive Corp.	174,003	13,598,334
The Travelers Cos., Inc.	79,043	11,362,431
United Fire Group, Inc.	6,341	276,531

	Shares	Value
United Insurance Holdings Corp.	7,525	$115,283
Universal Insurance Holdings, Inc.	10,064	299,807
White Mountains Insurance Group Ltd.	948	890,210
WR Berkley Corp.	45,195	2,770,453

		98,939,990

Reinsurance – 1.0%
Alleghany Corp. (a)	4,407	2,894,870
Enstar Group Ltd. (a)	2,976	527,526
Everest Re Group Ltd.	12,095	2,848,372
Greenlight Capital Re Ltd. (a)	8,652	103,651
Maiden Holdings Ltd.	22,450	14,671
Reinsurance Group of America, Inc.	19,359	2,933,082
RenaissanceRe Holdings Ltd.	11,963	1,858,572
Third Point Reinsurance Ltd. (a)	22,539	261,678

		11,442,422

TOTAL INSURANCE		233,774,589

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) – 1.8%
Mortgage REIT’s – 1.8%
AG Mortgage Investment Trust, Inc.	9,424	161,245
AGNC Investment Corp.	157,140	2,795,521
Annaly Capital Management, Inc.	413,355	4,170,752
Anworth Mortgage Asset Corp.	28,290	118,535
Apollo Commercial Real Estate Finance, Inc.	36,050	675,577
Arbor Realty Trust, Inc.	21,353	291,682
Arlington Asset Investment Corp. Class A	10,869	85,322
ARMOUR Residential REIT, Inc.	17,567	335,178
Blackstone Mortgage Trust, Inc. Class A	34,377	1,223,477
Capstead Mortgage Corp.	27,480	236,053
Chimera Investment Corp.	55,505	1,064,031
Colony Credit Real Estate, Inc.	24,896	386,884
Dynex Capital, Inc.	20,669	126,081
Exantas Capital Corp.	8,754	95,856
Granite Point Mortgage Trust, Inc.	15,159	291,507
Invesco Mortgage Capital, Inc.	37,250	607,920
KKR Real Estate Finance Trust, Inc.	6,062	122,270
Ladder Capital Corp.	23,332	405,977
MFA Financial, Inc.	134,627	1,011,049
New Residential Investment Corp.	120,716	2,029,236
New York Mortgage Trust, Inc.	55,542	349,915
PennyMac Mortgage Investment Trust	20,154	423,234
Ready Capital Corp.	9,560	144,452
Redwood Trust, Inc.	28,095	459,634
Starwood Property Trust, Inc.	81,900	1,887,795
TPG RE Finance Trust, Inc.	9,647	190,142
Two Harbors Investment Corp.	74,250	1,029,105
Western Asset Mortgage Capital Corp.	14,233	149,731

TOTAL MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS)		20,868,161

5

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
THRIFTS & MORTGAGE FINANCE – 1.3%
Thrifts & Mortgage Finance – 1.3%
Axos Financial, Inc. (a)	16,988	$555,847
Capitol Federal Financial, Inc.	40,154	554,125
Columbia Financial, Inc. (a)	13,752	218,107
Dime Community Bancshares, Inc.	9,190	185,179
Essent Group Ltd. (a)	26,434	1,254,293
Federal Agricultural Mortgage Corp. Class C	2,786	213,073
First Defiance Financial Corp.	5,924	174,817
Flagstar Bancorp, Inc.	9,584	342,628
HomeStreet, Inc. (a)	7,755	218,226
Kearny Financial Corp.	25,444	356,216
LendingTree, Inc. (a)	2,485	956,278
Luther Burbank Corp.	5,518	58,105
Merchants Bancorp	2,796	67,607
Meridian Bancorp, Inc.	15,646	269,424
Meta Financial Group, Inc.	8,191	211,000
MGIC Investment Corp. (a)	107,478	1,573,478
Mr Cooper Group, Inc. (a)	22,948	197,353
New York Community Bancorp, Inc.	151,218	1,758,665
NMI Holdings, Inc. Class A (a)	17,624	494,882
Northfield Bancorp, Inc.	13,137	197,055
Northwest Bancshares, Inc.	30,443	530,622
OceanFirst Financial Corp.	11,764	296,218
Ocwen Financial Corp. (a)	33,646	56,862
Oritani Financial Corp.	12,198	211,635
Provident Financial Services, Inc.	18,727	496,640
Radian Group, Inc.	63,294	1,482,345
Sterling Bancorp, Inc.	5,364	52,514
TFS Financial Corp.	16,441	273,578

	Shares	Value
TrustCo Bank Corp.	29,990	$239,920
United Community Financial Corp.	15,395	141,788
United Financial Bancorp, Inc.	15,594	205,685
Walker & Dunlop, Inc.	8,912	489,714
Washington Federal, Inc.	24,152	800,397
Waterstone Financial, Inc.	7,294	120,789
WSFS Financial Corp.	15,247	658,365

TOTAL THRIFTS & MORTGAGE FINANCE		15,913,430

TOTAL COMMON STOCKS (Cost $1,128,973,304)		1,182,455,258

Money Market Funds – 0.0%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 2.31% (c) (Cost $403,037)	403,037	403,037

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $1,129,376,341)		1,182,858,295

NET OTHER ASSETS (LIABILITIES) – 0.1%		665,049

NET ASSETS – 100.0%		$1,183,523,344

Legend

(a)	Non-income producing.

(b)	Level 3 security.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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